CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net (loss) / income	$ (21,595)	$ 17,256
Adjustments to reconcile net loss to net cash (used in) / provided by operating activities:
Depreciation and amortization expense	1,384	1,352
Impairment Loss	1,693	(0)
Stock-based compensation expense	12,746	1,626
Deferred tax benefit	(2,109)	(718)
Accrued income from long-term investments	(216)	(196)
Provision for expected credit loss	2,091	1,098
Gain on lease termination	(29)	(13)
Profit on sale of property and equipment	90	12
Sundry balances written back	(699)	(48)
Change in fair value of forward purchase agreement put option liability	(4,585)	(14,765)
Change in fair value of derivative warrant liabilities	(738)	(1,402)
Gain on settlement of forward purchase agreement put option liability	(581)
Loss on issuance of shares against accounts payable	342	48
Unrealized exchange gain	44	(26)
Sundry balances written off	9,479
Changes in operating assets and liabilities:
Accounts receivable	261	(11,741)
Prepaid expenses and other current assets	(1,284)	(340)
Operating right-of-use assets	(3,470)	(1,839)
Other assets	(89)	312
Accounts payable	3,699	(568)
Accrued compensation and related benefits, current	(581)	323
Other current liabilities	(842)	2,378
Operating lease liabilities	3,555	1,953
Other liabilities	425	999
Net cash used in operating activities	(1,009)	(4,299)
Cash flows from investing activities
Acquisition of property and equipment	(1,484)	(1,520)
Sale of property and equipment	217	11
Issuance of loans to affiliates	(1,356)	(2,325)
Payments received for loans to affiliates	1,765	2,094
Net cash used in investing activities	(858)	(1,740)
Cash flows from financing activities
Net proceeds from short term borrowings	(405)	2,545
Payment of promissory note liability		(1,500)
Payment of insurance financing liability	(491)	(448)
Proceeds from long-term debt	1,506	882
Repayment of long-term debt	(1,777)	(391)
Payment of finance lease obligations	(335)	(391)
Payment of deferred transaction costs	(20)	(2,297)
Net changes in net shareholders’ investment		(10)
Proceeds from issuance of Class A ordinary shares and forward purchase agreements in connection with Business Combination, net		8,666
Proceeds from issuance of Class A ordinary shares, net of issuance cost	4,678
Payment for purchase of treasury shares	(724)
Net cash provided by financing activities	2,432	7,056
Effect of exchange rate changes on cash and cash equivalents	115	(64)
Net increase in cash and cash equivalents	680	953
Cash and cash equivalents at the beginning of the year	2,084	1,131
Cash and cash equivalents at the end of the year	2,764	2,084
Supplemental cash flow disclosure:
Cash paid for interest	910	465
Cash paid for income taxes, net of refunds	2,503	1,008
Supplemental disclosure of non-cash investing and financing activities:
Unpaid deferred transaction costs included in accounts payable and other current liabilities		4,344
Equipment acquired under finance lease obligations	117	313
Property and equipment purchase included in accounts payable	1	162
Settlement of accounts payable through issuance of Class A ordinary shares to vendors	342	855
Assumption of net liabilities from Business Combination		$ 38,994